As filed with the Securities and Exchange Commission on February 27, 2004
                                                1933 Act File No. 33-19631
                                                1940 Act File No. 811-3562



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------
                                    FORM N-3
                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 21

                             REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940
                         POST-EFFECTIVE AMENDMENT NO. 33


                          HIGH YIELD VARIABLE ACCOUNT
                           (Exact Name of Registrant)
                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

        One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181
                                 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)

           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)


| | immediately upon filing pursuant to paragraph (b)
| | on [DATE] pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(i)
|X| on April 29, 2004 pursuant to paragraph (a)(i)
| | 75 days after filing pursuant to paragraph (a)(ii)
| | on [DATE] pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The following items are herein incorporated by reference to those items as filed by the Money Market Variable Account (File Nos. 33-19628 and 811-3563) in Post-Effective Amendment No. 21, filed with the SEC via EDGAR on February 27, 2004:

         Cross-Reference Pages
         Compass 3 Prospectus dated May 1, 2004
         Compass 2 and 3 Statement of Additional Information dated May 1, 2004 Part C

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 23rd day of February, 2004.

                                     MONEY MARKET VARIABLE ACCOUNT
                                     HIGH YIELD VARIABLE ACCOUNT
                                     CAPITAL APPRECIATION VARIABLE ACCOUNT
                                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
                                     GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                                     TOTAL RETURN VARIABLE ACCOUNT
                                     MANAGED SECTORS VARIABLE ACCOUNT
                                                           (REGISTRANTS)


                                     By:         ROBERT J. MANNING*
                                                 -------------------------------
                                     Name:       Robert J. Manning
                                     Title:      President

       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on February 23, 2004.

                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)



                                     ROBERT C. SALIPANTE
                                     -------------------
                                     Robert C. Salipante
                                     President

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 23, 2004.

               SIGNATURE                       TITLE
               ---------                       -----

SIGNATURE                              TITLE
---------                              -----

J. KERMIT BIRCHFIELD*                  Chairman
--------------------------------
J. Kermit Birchfield


ROBERT J. MANNING*                     President (Principal Executive Officer)
--------------------------------
Robert J. Manning


RICHARD M. HISEY*                      Principal Financial Officer and
--------------------------------          Principal Accounting Officer
Richard M. Hisey


ROBERT C. BISHOP*                      Member of the Boards of Managers
--------------------------------
Robert C. Bishop


FREDERICK H. DULLES*                   Member of the Boards of Managers
--------------------------------
Frederick H. Dulles


DAVID D. HORN*                         Member of the Boards of Managers
--------------------------------
David D. Horn


DERWYN F. PHILLIPS*                    Member of the Boards of Managers
--------------------------------
Derwyn F. Phillips


C. JAMES PRIEUR*                       Member of the Boards of Managers
--------------------------------
C. James Prieur


RONALD G. STEINHART*                   Member of the Boards of Managers
--------------------------------
Ronald G. Steinhart

HAVILAND WRIGHT*                       Member of the Boards of Managers
--------------------------------
Haviland Wright



                                       *By:         JAMES R. BORDEWICK, JR.
                                                    ----------------------------
                                       Name:        James R. Bordewick, Jr.
                                                       as Attorney-in-fact

                                       Executed by James R. Bordewick, Jr. on
                                       behalf of those indicated pursuant to a
                                       Power of Attorney, dated May 4, 2001
                                       incorporated by reference to
                                       Registrant's Post-Effective Amendment
                                       No. 18 filed with the SEC via EDGAR on
                                       April 30, 2002, a Power of Attorney,
                                       dated August 1, 2002, incorporated by
                                       reference to MFS/Sun Life Series Trust
                                       (File Nos. 2-83616 and 811-3732)
                                       Post-Effective Amendment No. 32 filed
                                       with the SEC via EDGAR on April 30, 2003 and a Power of Attorney, dated February 12, 2004; filed herewith.

      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

SIGNATURE                                       TITLE
---------                                       -----

ROBERT C. SALIPANTE                     President and Director (Principal
--------------------------------           Executive Officer)
Robert C. Salipante


GARY CORSI                              Vice President, & Chief Financial
--------------------------------           Officer (Principal Financial and
Gary Corsi                                 Accounting Officer)

EDWARD M. SHEA*                         Attorney-in-Fact for:
--------------------------------
Edward M. Shea                          Donald A. Stewart, Chairman and Director
                                        C. James Prieur, Vice Chairman and
                                           Director
                                        James C. Baillie, Director
                                        Paul W. Derksen, Director
                                        David D. Horn, Director
                                        James A. McNulty, III, Director
                                        S. Caesar Raboy, Director
                                        David K. Stevenson, Director
                                        William W. Stinson, Director

*Edward M. Shea has signed this document on the date indicated on behalf of the above Directors pursuant to powers of attorney duly executed by such persons and incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4 (File No. 333-112506), filed with the SEC on or about February 5, 2004.